Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following supplemental cash flow information is provided with respect to certain cash payments, as well as certain non-cash investing and financing activities.

	Three months ended March 31,
	2019	2018
	(In millions)
Cash paid during the period:
Interest	$2.8	$1.3
Income taxes	—	—
Operating leases	15.7	—
Non-cash investing and financing activities:
Unsettled purchases of investment securities accrued at period end	$—	$3.5
Lease liabilities recognized in exchange for lease right-of-use assets	5.1	—